intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Pro forma Information
Reported Operating revenues		$ 3,728	$ 3,597	$ 7,422	$ 7,103
Reported Net income		315	$ 520	668	$ 957
Pro forma Operating revenues		3,730		7,475
Pro forma Net income		$ 315		$ 668
Net income per Common Share
Basic	[1]	$ 0.23	$ 0.43	$ 0.51	$ 0.79
Diluted	[1]	0.23	$ 0.43	0.51	$ 0.79
Pro forma Basic		0.23		0.51
Pro forma Diluted		$ 0.23		$ 0.51
Competence Call Center
Net income per Common Share
Reported Operating revenues of acquiree		$ 141		$ 226
Reported Net income of acquiree		$ 9		$ (11)

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).